Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The changes in the components of redeemable NCI during the years ended December 31, were:

(millions)	2019	2018	2017
Balance, beginning of year	$214.5	$503.7	$483.7
Net income attributable to NCI	9.7	5.7	5.9
Other comprehensive income (loss) attributable to NCI[1]	4.6	(3.3)	2.3
Exercise of stock options	7.7	9.4	3.4
Purchase/change of ARX minority shares	(11.2)	(298.2)	0
Change in redemption value	0.3	(2.8)	8.4
Balance, end of year	$225.6	$214.5	$503.7
[1] Amount represents the other comprehensive income (loss) attributable to NCI, as reflected on the consolidated statements of comprehensive income; changes in accumulated other comprehensive income (loss) attributable to NCI due to a change in the minority ownership percentage does not impact the amount of redeemable NCI.